Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 33,628
Due from one year to five years	1,151,974
Due from five years to ten years	1,287,456
Due after ten years	1,656,538
Total	4,129,596
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥105,029 and ¥105,025 at March 31, 2021 and September 30, 2021) (fair value of ¥3,939,143 and ¥3,304,908 at March 31, 2021 and September 30, 2021)	3,271,606	¥ 3,903,763
Held-to-maturity debt securities, Fair value:
Due in one year or less	34,077
Due from one year to five years	1,172,776
Due from five years to ten years	1,295,231
Due after ten years	1,669,575
Total	4,171,659
Available-for-sale debt securities, Fair value:
Due in one year or less	26,058,777
Due from one year to five years	9,517,496
Due from five years to ten years	7,723,907
Due after ten years	6,064,775
Total	49,364,955
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Held-to-maturity debt securities, Amortized cost:
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥105,029 and ¥105,025 at March 31, 2021 and September 30, 2021) (fair value of ¥3,939,143 and ¥3,304,908 at March 31, 2021 and September 30, 2021)	¥ 857,990